PROPERTY AND EQUIPMENT - DOLLAR THRIFTY (Tables) (Dollar Thrifty Automotive Group Inc.)	12 Months Ended
Dec. 31, 2011
Dollar Thrifty Automotive Group Inc.
PROPERTY AND EQUIPMENT
Schedule of the major classes of property and equipment

	December 31,
	2011	2010
	(In Thousands)
Land	$12,009	$12,022
Buildings and improvements	21,382	23,325
Furniture and equipment	81,014	81,847
Leasehold improvements	128,938	128,742
Construction in progress	5,293	2,824

	248,636	248,760
Less: Accumulated depreciation and amortization	(164,358)	(158,532)

	$84,278	$90,228